Consolidated Statements of Changes in Shareholders' Equity and Partners' Capital (Parenthetical) - $ / shares	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2024	Aug. 25, 2024	Dec. 31, 2025	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Distributions declared and paid	$ 0.15	$ 0.45	$ 0.60	$ 0.60
Common units converted	54,887,313
Treasury units converted	1,551,061		1,221,061
Partners' Capital Account, Units, Converted	348,570
Common shares issued	3,500,000